Earnings Per Equity Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Employees Stock Option Scheme
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance	0	0